Related Party Transactions	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Related Party Transactions
35.	RELATED PARTY TRANSACTIONS
Balances and transactions within the Group had been eliminated upon consolidation. In addition to those disclosed in Notes 14 and 30, details of transactions between the Group and other related parties were disclosed as follows:

a.	Related parties

Related Parties	Relationship with the Group

ASE Environmental Protection and Sustainability Foundation	Substantial related party
ASE Cultural and Educational Foundation	Substantial related party

b.	Contribution of related party

	For the Year Ended December 31
Relationship and Name of Related Party	2021	2022	2023
	NT$	NT$	NT$	US$ (Note 4)

Substantial related party
ASE Environmental Protection and Sustainability Foundation	$100,000	$100,000	$100,000	$3,266
ASE Cultural and Educational Foundation	10,000	20,000	25,000	816

	$110,000	$120,000	$125,000	$4,082

c.
ASE entered into a joint construction and allocation of housing units agreement with HC in August 2021. The agreement stipulated that ASE and HC should provide a part of land located in Kaohsiung and funds, respectively, for the joint construction of plant and consulted with professional appraisal firms to evaluate the allocation ratio of the value under joint construction. After the completion of the plant construction, ASE and its affiliates would have the priority to purchase the property which obtained by HC based on the agreed proportion of joint construction. In August 2023, the board of directors resolved to purchase 74.46% building ownership and the corresponding land holdings by NT$1,666,600 thousand (US$54,428 thousand) based on the agreed proportion of joint construction.

d.
ASE and ASEE entered into a joint construction and allocation of housing units agreement with HC, respectively, in August 2021. The agreement stipulated that ASE and ASEE provided land and leasehold land and HC provided fund for joint construction of plant and consulted with professional appraisal firm to evaluate the allocation ratio of the value under joint construction. After the completion of the plant construction, ASE, ASEE and its affiliates had the priority to purchase the property, which obtained by HC based on the agreed proportion of joint construction. Since the joint construction agreement between ASEE and HC had not yet started, therefore, the joint construction agreement was terminated by mutual consent of both parties, and the board of directors of ASEE decided to terminate the joint construction agreement in May 2022.

e.
In the third quarter of 2021, ASE purchased real estate properties from HC with an amount of NT$2,362,000 thousand (tax excluded) which was primarily based on the independent professional appraisal reports and had been fully paid.

f.
ASE entered into a joint construction and allocation of housing units agreement with HC in April 2022. The agreement stipulated that ASE and HC provided a part of land located in Chung-Li and funds, respectively, for joint construction of plant and consulted with professional appraisal firm to evaluate the allocation ratio of the value under joint construction. After the completion of the plant construction, ASE would have the priority to purchase the property which obtained by HC based on the agreed proportion of joint construction.

g.	Compensation to key management personnel

	For the Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$	US$ (Note 4)

Short-term employee benefits	$1,744,903	$1,962,298	$1,390,127	$45,399
Post-employment benefits	3,505	4,344	3,841	126
Share-based payments	163,697	445,287	21,033	687

	$1,912,105	$2,411,929	$1,415,001	$46,212

The compensation to the Group’s key management
personnel
was determined according to personal performance and market trends.